Share Options, Nonemployees (Detail) - Non Employee - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	57,000	125,300	128,200
Number of shares, Exercised		(68,300)	(2,900)
Number of shares, Outstanding, Ending	57,000	57,000	125,300	128,200
Weighted-average exercise price, Outstanding, Beginning		$ 0.15	$ 0.35
Number of shares, Exercisable	57,000
Weighted-average exercise price, Exercised			0.18
Weighted-average exercise price, Outstanding, Ending			$ 0.15	$ 0.35
Aggregated intrinsic value, Outstanding, Beginning	$ 184	$ 382	$ 405
Weighted-average exercise price: Exercisable	$ 0
Outstanding, September 30, 2015	$ 96	$ 184	$ 382	$ 405
Weighted-average remaining contractual term (years), Outstanding	6 months 18 days	1 year 6 months 18 days	2 years 6 months 18 days	3 years 6 months 18 days
Exercisable at September 30, 2017	$ 96
Weighted-average remaining contractual term (years), Exercisable	6 months 18 days